Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Trade and other receivables [abstract]
Trade receivables	$ 7,789	$ 9,982	$ 26,499
Provision for impairment	(609)	(326)	(537)
Trade Receivables Net	7,180	9,656	25,962
Prepayments	2,280	1,792	1,779
Other receivables	183	1,717	349
Total current trade and other receivables	$ 9,650	$ 13,165	$ 28,090